Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000159719
Shareholder Report [Line Items]
Fund Name	Pinnacle Multi-Strategy Core Fund
Trading Symbol	APSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.
Additional Information Phone Number	(888) 985-9830
Additional Information Website	pinnacledynamicfunds.com/document-center/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.35%Footnote Reference*

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.35%
AssetsNet	$ 32,291,032
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 88,914
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,291,032
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$88,914
Portfolio Turnover	191%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	1.7%
Equity	98.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	24.5%
Pinnacle Focused Opportunities ETF	24.2%
Invesco QQQ Trust Series 1	5.2%
SPDR Dow Jones Industrial Average ETF Trust	5.1%
SPDR Portfolio Developed World ex-US ETF	5.1%
SPDR Portfolio S&P 500 Growth ETF	5.1%
Consumer Discretionary Select Sector SPDR Fund	4.1%
Financial Select Sector SPDR Fund	2.9%
Communication Services Select Sector SPDR Fund	2.9%
First Trust Morningstar Dividend Leaders Index Fund	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000159720
Shareholder Report [Line Items]
Fund Name	Pinnacle Multi-Strategy Core Fund
Trading Symbol	CPSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.
Additional Information Phone Number	(888) 985-9830
Additional Information Website	pinnacledynamicfunds.com/document-center/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	2.10%Footnote Reference*

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.10%
AssetsNet	$ 32,291,032
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 88,914
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,291,032
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$88,914
Portfolio Turnover	191%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	1.7%
Equity	98.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	24.5%
Pinnacle Focused Opportunities ETF	24.2%
Invesco QQQ Trust Series 1	5.2%
SPDR Dow Jones Industrial Average ETF Trust	5.1%
SPDR Portfolio Developed World ex-US ETF	5.1%
SPDR Portfolio S&P 500 Growth ETF	5.1%
Consumer Discretionary Select Sector SPDR Fund	4.1%
Financial Select Sector SPDR Fund	2.9%
Communication Services Select Sector SPDR Fund	2.9%
First Trust Morningstar Dividend Leaders Index Fund	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000159721
Shareholder Report [Line Items]
Fund Name	Pinnacle Multi-Strategy Core Fund
Trading Symbol	IPSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.
Additional Information Phone Number	(888) 985-9830
Additional Information Website	pinnacledynamicfunds.com/document-center/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.10%Footnote Reference*

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
AssetsNet	$ 32,291,032
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 88,914
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,291,032
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$88,914
Portfolio Turnover	191%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	1.7%
Equity	98.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	24.5%
Pinnacle Focused Opportunities ETF	24.2%
Invesco QQQ Trust Series 1	5.2%
SPDR Dow Jones Industrial Average ETF Trust	5.1%
SPDR Portfolio Developed World ex-US ETF	5.1%
SPDR Portfolio S&P 500 Growth ETF	5.1%
Consumer Discretionary Select Sector SPDR Fund	4.1%
Financial Select Sector SPDR Fund	2.9%
Communication Services Select Sector SPDR Fund	2.9%
First Trust Morningstar Dividend Leaders Index Fund	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.